SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade and other payable
Other receivables	$ 1,981,829	$ 4,240,205	$ 7,108,219
Parent company
Trade and other payable
Trade receivables	440,268	361,606
Other receivables		103,251
Shareholders and other related parties
Trade and other payable
Trade receivables	467,743	571,216	1,025,903
Other receivables	10,971	119,677	67,753
Allowance for impairment	(75,596)	(23,126)	(205,960)
Joint ventures
Trade and other payable
Trade receivables	2,369	209,039	217,963
Other receivables	250,783	6,299,467	4,298,109
Amounts receivable from related parties	$ 1,096,538	$ 7,641,130	$ 5,403,768